UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31/2012

Date of reporting period: 10/31/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 96.88%

Aerospace & Defense 1.09%

Hexcel Corp.*	1,026,744	$26,244

Airlines 1.39%

Allegiant Travel Co.*	378,804	27,554
Spirit Airlines, Inc. *	335,296	5,885

Total		33,439

Automobiles 0.82%

Tesla Motors, Inc.*	698,917	19,661

Biotechnology 9.53%

Amarin Corp. plc ADR*	507,678	5,980
Ariad Pharmaceuticals, Inc.*	1,293,808	27,882
BioMarin Pharmaceutical, Inc.*	661,583	24,505
Cepheid, Inc.*	198,448	6,015
Cubist Pharmaceuticals, Inc.*	606,262	26,009
Genomic Health, Inc.*	763,848	23,870
Incyte Corp.*	647,870	10,340
Medivation, Inc.*	585,306	29,921
Onyx Pharmaceuticals, Inc.*	483,769	37,908
Pharmacyclics, Inc.*	410,772	25,086
Sarepta Therapeutics, Inc. *	543,759	11,587

Total		229,103

Capital Markets 1.22%

Financial Engines, Inc.*	678,602	16,293
WisdomTree Investments, Inc. *	2,022,539	12,965

Total		29,258

Commercial Banks 3.95%

Bank of the Ozarks, Inc.	671,477	21,984
Signature Bank*	226,559	16,140
SVB Financial Group*	427,149	24,173
Texas Capital Bancshares, Inc.*	377,210	17,906
Western Alliance Bancorp*	1,423,131	14,601

Total		94,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 1.16%

Portfolio Recovery Associates, Inc.*	265,782	$27,814

Communications Equipment 1.56%

Aruba Networks, Inc.*	1,703,979	30,961
Palo Alto Networks, Inc. *	117,281	6,448

Total		37,409

Computers & Peripherals 3.93%

3D Systems Corp.*	834,822	36,314
Fusion-io, Inc.*	1,212,322	28,611
Stratasys, Inc.*	444,170	29,613

Total		94,538

Construction Materials 1.13%

Eagle Materials, Inc.	513,511	27,201

Consumer Finance 0.20%

NetSpend Holdings, Inc.*	446,051	4,777

Diversified Consumer Services 0.49%

LifeLock, Inc. *	1,635,770	11,859

Electrical Equipment 0.63%

Thermon Group Holdings, Inc.*	609,175	15,132

Electronic Equipment, Instruments & Components 1.56%

FARO Technologies, Inc.*	208,040	8,363
IPG Photonics Corp. *	550,355	29,213

Total		37,576

Energy Equipment & Services 3.23%

Atwood Oceanics, Inc.*	515,920	24,661
Dril-Quip, Inc.*	482,060	33,387
Hornbeck Offshore Services, Inc. *	563,383	19,516

Total		77,564

Food & Staples Retailing 3.67%

Fresh Market, Inc. (The)*	424,616	24,080
PriceSmart, Inc.	388,807	32,267
United Natural Foods, Inc.*	599,661	31,926

Total		88,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2012

Investments	Shares	Fair Value (000)

Food Products 2.20%

Annie’s, Inc.*	492,819	$19,466
Hain Celestial Group, Inc. (The) *	579,091	33,472

Total		52,938

Health Care Equipment & Supplies 4.26%

Align Technology, Inc.*	809,975	21,529
DexCom, Inc.*	1,825,881	23,919
Globus Medical, Inc.*	686,469	11,780
HeartWare International, Inc.*	302,590	25,412
Insulet Corp.*	924,386	19,606

Total		102,246

Health Care Providers & Services 3.16%

Air Methods Corp.*	218,918	24,000
MWI Veterinary Supply, Inc.*	262,022	27,518
Team Health Holdings, Inc. *	915,235	24,354

Total		75,872

Health Care Technology 1.23%

athenahealth, Inc.*	143,497	9,225
HealthStream, Inc.*	428,934	10,955
Vocera Communications, Inc.*	348,778	9,379

Total		29,559

Hotels, Restaurants & Leisure 0.92%

Buffalo Wild Wings, Inc.*	292,162	22,190

Household Durables 0.81%

Ethan Allen Interiors, Inc.	662,288	19,478

Information Technology Services 0.28%

EPAM Systems, Inc. *	368,715	6,629

Internet Software & Services 9.67%

Angie’s List, Inc.*	2,029,545	23,218
Bankrate, Inc.*	803,367	8,620
Cornerstone OnDemand, Inc.*	1,476,268	41,321
CoStar Group, Inc.*	459,983	38,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2012

Investments	Shares	Fair Value (000)

Internet Software & Services (continued)

LivePerson, Inc.*	874,310	$13,718
MercadoLibre, Inc. (Argentina)(a)	263,726	22,145
Millennial Media, Inc.*	1,610,500	25,816
OpenTable, Inc.*	262,901	12,348
Velti plc (Ireland)*(a)	2,650,520	19,349
Yelp, Inc.*(b)	1,146,091	27,621

Total		232,289

Machinery 5.29%

Chart Industries, Inc.*	440,921	31,213
Middleby Corp. (The)*	372,629	46,560
Proto Labs, Inc.*	455,170	15,794
RBC Bearings, Inc.*	515,036	25,577
Westport Innovations, Inc. (Canada) *(a)	282,913	7,938

Total		127,082

Oil, Gas & Consumable Fuels 3.51%

Cheniere Energy, Inc.*	1,196,787	19,256
Energy XXI Bermuda Ltd.	995,784	32,960
GasLog Ltd. (Monaco)*(a)	1,538,343	17,753
McMoRan Exploration Co.*	1,207,463	14,405

Total		84,374

Pharmaceuticals 0.59%

Auxilium Pharmaceuticals, Inc.*	697,070	14,276

Professional Services 0.66%

Corporate Executive Board Co. (The)	351,758	15,815

Real Estate Management & Development 1.48%

Altisource Portfolio Solutions
SA (Luxembourg)*(a)	101,726	11,546
Zillow, Inc.*	640,882	23,943

Total		35,489

Road & Rail 1.92%

Genesee & Wyoming, Inc. Class A*	637,155	46,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 4.47%

Cavium, Inc.*	1,034,435	$34,323
Cirrus Logic, Inc.*	619,469	25,250
Cree, Inc.*	471,548	14,302
First Solar, Inc.*	1,381,263	33,578

Total		107,453

Software 8.64%

Aspen Technology, Inc.*	944,476	23,404
CommVault Systems, Inc.*	550,688	34,402
Concur Technologies, Inc.*	365,333	24,196
Imperva, Inc.*	608,561	19,188
Infoblox, Inc.*	629,285	10,453
Jive Software, Inc.*	490,928	5,498
NetSuite, Inc.*	401,826	25,520
ServiceNow, Inc.*	174,424	5,346
SolarWinds, Inc.*	252,011	12,749
Splunk, Inc.*	548,807	15,394
Ultimate Software Group, Inc. (The)*	309,514	31,372

Total		207,522

Specialty Retail 6.16%

Dick’s Sporting Goods, Inc.	466,506	23,325
DSW, Inc. Class A	475,524	29,763
Five Below, Inc.*	75,799	2,512
Hibbett Sports, Inc.*	402,116	21,710
Lumber Liquidators Holdings, Inc.*	364,618	20,353
ULTA Salon, Cosmetics & Fragrance, Inc.	260,525	24,026
Vitamin Shoppe, Inc. *	458,313	26,234

Total		147,923

Textiles, Apparel & Luxury Goods 2.73%

Steven Madden Ltd.*	370,668	15,909
Tumi Holdings, Inc.*	1,449,233	32,463
Under Armour, Inc. Class A *	330,697	17,282

Total		65,654

Thrifts & Mortgage Finance 1.79%

Nationstar Mortgage Holdings, Inc.*	344,524	12,448
Ocwen Financial Corp. *	794,352	30,638

Total		43,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2012

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 1.55%

United Rentals, Inc.*	918,894	$37,362

Total Common Stocks (cost $1,978,431,561)		2,328,064

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.43%

Repurchase Agreement

Repurchase Agreement dated 10/31/2012, 0.01% due 11/1/2012 with Fixed Income Clearing Corp. collateralized by $80,215,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $84,036,523; proceeds: $82,386,325 (cost $82,386,302)	$82,386	82,386

Total Investments in Securities 100.31% (cost $2,060,817,863)		2,410,450

Liabilities in Excess of Cash and Other Assets (0.31)%		(7,425)

Net Assets 100.00%		$2,403,025

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuers (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions

Notes to Schedule of Investments (unaudited)(concluded)

market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,328,064	$—	$—	$2,328,064
Repurchase Agreement	—	82,386	—	82,386

Total	$2,410,450	$82,386	$—	$2,410,450

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,079,016,542

Gross unrealized gain	391,520,864
Gross unrealized loss	(60,087,413)

Net unrealized security gain	$331,433,451

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of foreign securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2012:

Affiliated Issuer	Balance of Shares Held at 7/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2012	Fair Value at 10/31/2012	Net Realized Gain 8/1/2012 to 10/31/2012(a)	Dividend Income 8/1/2012 to 10/31/2012(a)

Yelp, Inc.	791,785	365,848	(11,542)	1,146,091	$27,620,793	$10,731	$—

(a)	Represents realized gains and dividend income earned only when the issuer was an affiliate of the Fund.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: December 19, 2012

By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: December 19, 2012

By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 19, 2012